SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Cash and due from banks	$ 26,403,099	$ 51,822,372	$ 25,205,323
Debt securities at fair value through profit or loss	568,501	23,247,329	25,902,184
Loans and other financing	88,010,011	118,771,635	134,001,360
Other Assets	33,703,080	24,191,474	22,918,921
TOTAL ASSETS	148,684,691	218,032,810	208,027,788
Deposits	89,008,177	145,996,201	128,119,290
Financing received from the Argentine Central Bank and others	9,017,597	12,357,106	8,008,155
Negotiable obligations	6,086,475	14,317,445	19,507,851
Other liabilities	21,137,047	19,259,663	21,177,177
TOTAL LIABILITIES	125,249,296	191,930,415	176,812,473
Interest income	44,794,595	46,790,036	34,250,524
Interest Expense	(34,913,451)	(26,787,390)	(12,782,957)
Net interest income	9,881,144	20,002,646	21,467,567
Net income from financial instruments at fair value through profit or loss	20,960,966	9,707,395	5,454,354
Exchange rate differences on gold and foreign currency	(324,070)	1,733,237	604,734
NIFFI And Exchange Rate Differences	20,636,896	11,440,632	6,059,088
Net Financial Income	30,518,040	31,443,278	27,526,655
Services Fee Income	8,599,607	9,118,706	9,327,965
Services Fee Expenses	(2,243,970)	(2,181,620)	(1,877,412)
Income from insurance activities	1,393,356	1,305,522	1,383,709
Net Service Fee Income	7,748,993	8,242,608	8,834,262
Subtotal	38,267,033	39,685,886	36,360,917
Result from exposure to changes in the purchasing power of money	(5,359,565)	(9,253,021)	(3,986,190)
Other operating income	2,755,267	3,805,134	2,827,476
Loan loss provisions	(7,736,868)	(7,967,031)	(6,204,348)
Net operating income	27,925,867	26,270,968	28,997,855
Personnel expenses	(14,164,289)	(13,504,300)	(13,439,165)
Administration expenses	(7,573,543)	(8,615,396)	(7,566,294)
Depreciations and impairment non-financial assets	(1,814,671)	(665,154)	(956,819)
Other operating expenses	(6,358,291)	(6,633,161)	(6,394,542)
Operating (loss) / income	(1,984,927)	(3,147,043)	641,035
Result before taxes	(1,984,927)	(3,147,043)	641,035
Income tax	(168,695)	(1,555,074)	(1,802,869)
Net (loss) / income	(2,153,622)	(4,702,117)	(1,161,834)
Net (loss) / income for the year attributable to owners of the parent company	(2,151,600)	(4,658,050)	(1,160,465)
Net loss for the year attributable to non-controlling interest	(2,022)	(44,067)	(1,369)
Other comprehensive (loss) / income	(47,833)	371,617	72,120
Other comprehensive (loss) / income attributable to owners of the parent company	(47,701)	371,231	72,100
Other comprehensive (loss) income attributable to non-controlling interest	(132)	386	20
Comprehensive (loss) / income for the year	(2,201,455)	(4,330,500)	(1,089,714)
Comprehensive (loss) / income attributable to owners of the parent company	(2,199,301)	(4,286,819)	(1,088,365)
Comprehensive income (loss) attributable to non-controlling interest	(2,154)	(43,681)	(1,349)
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	(1,927,446)	(763,563)	(20,592)
Debt securities at fair value through profit or loss			677,370
Loans and other financing	(1,416,097)	(4,192,330)	(4,347,840)
Other Assets	7,703,949	9,387,709	5,180,855
TOTAL ASSETS	4,360,406	4,431,816	1,489,793
Deposits	(2,353,862)	(1,181,925)	(390,330)
Financing received from the Argentine Central Bank and others	(989,524)	(4,160,160)	(97,680)
Negotiable obligations		820,087	553,573
Other liabilities	4,126,683	4,825,996	(10,242,223)
TOTAL LIABILITIES	783,297	303,998	(10,176,660)
Interest income	(1,517,227)	(1,322,399)	(968,139)
Interest Expense	1,754,346	1,346,134	1,049,288
Net interest income	237,119	23,735	81,149
Net income from financial instruments at fair value through profit or loss	144,917	1,561,749	1,392,537
Exchange rate differences on gold and foreign currency	10,617	(33,877)	7,766
NIFFI And Exchange Rate Differences	155,534	1,527,872	1,400,303
Net Financial Income	392,653	1,551,607	1,481,452
Services Fee Income	(242,695)	(64,366)	199,170
Services Fee Expenses	64,925	29,114	(345,668)
Income from insurance activities	197,776	279,531	399,914
Net Service Fee Income	20,006	244,279	253,416
Subtotal	412,659	1,795,886	1,734,868
Result from exposure to changes in the purchasing power of money	547,075	(2,019,109)	(892,463)
Other operating income	(24,611)	(174,812)	(1,109,125)
Loan loss provisions			(6,852)
Net operating income	935,123	(398,035)	(273,572)
Personnel expenses	(155,006)	(324,340)	(99,825)
Administration expenses	(1,342)	22,969	808,100
Depreciations and impairment non-financial assets	(55,853)	(30,641)	(93)
Other operating expenses	(13,083)	(19,908)	(32,308)
Operating (loss) / income	709,839	(749,955)	402,302
Income from associates and joint ventures	(3,357)	6,881	(10,411)
Result before taxes	706,482	(743,074)	391,891
Income tax	(431,735)	(510,010)	(17,901)
Net (loss) / income	274,747	(1,253,084)	373,990
Net (loss) / income for the year attributable to owners of the parent company	276,769	(1,249,735)	376,658
Net loss for the year attributable to non-controlling interest	(2,022)	(3,349)	(2,668)
Other comprehensive (loss) / income	1	21,958	(3,450)
Other comprehensive (loss) / income attributable to owners of the parent company	133	21,572	(3,470)
Other comprehensive (loss) income attributable to non-controlling interest	(132)	386	20
Comprehensive (loss) / income for the year	274,748	(1,231,126)	370,540
Comprehensive (loss) / income attributable to owners of the parent company	276,902	(1,228,163)	373,188
Comprehensive income (loss) attributable to non-controlling interest	(2,154)	(2,963)	(2,648)
Retail Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	7,691,602	7,239,531	6,357,430
Loans and other financing	36,757,453	47,358,154	48,927,312
Other Assets	2,525,566	1,755,720	958,922
TOTAL ASSETS	46,974,621	56,353,405	56,243,664
Deposits	59,571,804	79,499,070	80,026,461
Financing received from the Argentine Central Bank and others	12,605	16,657	14,796
Negotiable obligations	108,506
Other liabilities	4,469,288	4,910,579	7,773,656
TOTAL LIABILITIES	64,162,203	84,426,306	87,814,913
Interest income	19,943,285	20,200,645	15,485,230
Interest Expense	(9,330,992)	(5,994,400)	(3,737,355)
Distribution of results by Treasury	4,735,940	1,148,153	2,662,554
Net interest income	15,348,233	15,354,398	14,410,429
Net income from financial instruments at fair value through profit or loss	10,257	70,152	(28,907)
Exchange rate differences on gold and foreign currency	1,910,742	1,270,863	365,444
NIFFI And Exchange Rate Differences	1,920,999	1,341,015	336,537
Net Financial Income	17,269,232	16,695,413	14,746,966
Services Fee Income	5,457,779	5,418,126	5,722,307
Services Fee Expenses	(1,453,790)	(1,232,265)	(1,250,037)
Net Service Fee Income	4,003,989	4,185,861	4,472,270
Subtotal	21,273,221	20,881,274	19,219,236
Result from exposure to changes in the purchasing power of money	(1,577,053)	(1,835,081)	(948,332)
Other operating income	1,119,911	1,486,750	1,806,462
Loan loss provisions	(2,919,371)	(2,557,593)	(2,165,779)
Net operating income	17,896,708	17,975,350	17,911,587
Personnel expenses	(9,762,313)	(8,803,439)	(8,925,324)
Administration expenses	(4,902,930)	(5,652,992)	(5,409,736)
Depreciations and impairment non-financial assets	(1,306,002)	(398,291)	(589,546)
Other operating expenses	(3,399,168)	(3,557,128)	(3,993,643)
Operating (loss) / income	(1,473,705)	(436,500)	(1,006,662)
Result before taxes	(1,473,705)	(436,500)	(1,006,662)
Income tax	10,427	(337,442)	(184,935)
Net (loss) / income	(1,463,278)	(773,942)	(1,191,597)
Net (loss) / income for the year attributable to owners of the parent company	(1,463,278)	(733,224)	(1,192,896)
Net loss for the year attributable to non-controlling interest		(40,718)	1,299
Other comprehensive (loss) / income	(37,056)	(24,855)	6,998
Other comprehensive (loss) / income attributable to owners of the parent company	(37,056)	(24,855)	6,998
Comprehensive (loss) / income for the year	(1,500,334)	(798,797)	(1,184,599)
Comprehensive (loss) / income attributable to owners of the parent company	(1,500,334)	(758,079)	(1,185,898)
Comprehensive income (loss) attributable to non-controlling interest		(40,718)	1,299
Corporate Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	1,022,915	500,337	590,773
Loans and other financing	43,426,550	59,764,723	68,919,197
Other Assets	1,335,130	123,346	27,501
TOTAL ASSETS	45,784,595	60,388,406	69,537,471
Deposits	14,479,560	14,492,455	10,482,457
Financing received from the Argentine Central Bank and others		11,095,730	6,253,027
Negotiable obligations	76,568
Other liabilities	1,660,750	1,554,733	1,948,346
TOTAL LIABILITIES	16,216,878	27,142,918	18,683,830
Interest income	16,620,870	16,516,702	9,193,774
Interest Expense	(2,914,797)	(2,040,304)	(451,503)
Distribution of results by Treasury	(6,707,314)	(6,594,932)	(5,253,561)
Net interest income	6,998,759	7,881,466	3,488,710
Exchange rate differences on gold and foreign currency	206,955	123,169	(104,511)
NIFFI And Exchange Rate Differences	206,955	123,169	(104,511)
Net Financial Income	7,205,714	8,004,635	3,384,199
Services Fee Income	922,499	831,023	1,130,057
Services Fee Expenses	(122,345)	(103,137)	(59,582)
Net Service Fee Income	800,154	727,886	1,070,475
Subtotal	8,005,868	8,732,521	4,454,674
Result from exposure to changes in the purchasing power of money	(1,863,177)	(2,365,062)	(1,153,660)
Other operating income	735,451	1,415,572	604,994
Loan loss provisions	(3,586,981)	(1,332,146)	(445,109)
Net operating income	3,291,161	6,450,885	3,460,899
Personnel expenses	(1,826,316)	(1,574,602)	(1,653,483)
Administration expenses	(659,642)	(730,139)	(684,388)
Depreciations and impairment non-financial assets	(265,234)	(127,812)	(130,233)
Other operating expenses	(1,698,769)	(1,570,475)	(1,028,888)
Operating (loss) / income	(1,158,800)	2,447,857	(36,093)
Result before taxes	(1,158,800)	2,447,857	(36,093)
Income tax	1,523	(635,966)	(222,877)
Net (loss) / income	(1,157,277)	1,811,891	(258,970)
Net (loss) / income for the year attributable to owners of the parent company	(1,157,277)	1,811,891	(258,970)
Other comprehensive (loss) / income	(26,149)	189,655	7,879
Other comprehensive (loss) / income attributable to owners of the parent company	(26,149)	189,655	7,879
Comprehensive (loss) / income for the year	(1,183,426)	2,001,546	(251,091)
Comprehensive (loss) / income attributable to owners of the parent company	(1,183,426)	2,001,546	(251,091)
Treasury [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	16,870,526	43,851,308	18,104,666
Debt securities at fair value through profit or loss	312,306	22,984,545	25,052,554
Loans and other financing	3,720,408	4,345,135	5,133,358
Other Assets	17,533,288	8,711,917	11,909,500
TOTAL ASSETS	38,436,528	79,892,905	60,200,078
Deposits	15,676,584	50,620,684	36,399,868
Financing received from the Argentine Central Bank and others	8,998,732	1,209,680	1,398,610
Negotiable obligations	5,885,843	11,412,744	14,612,858
Other liabilities	4,344,219	2,981,986	11,403,533
TOTAL LIABILITIES	34,905,378	66,225,094	63,814,869
Interest income	4,504,500	2,777,378	2,150,111
Interest Expense	(21,148,187)	(16,754,056)	(6,995,270)
Distribution of results by Treasury	1,971,374	5,446,779	2,591,007
Net interest income	(14,672,313)	(8,529,899)	(2,254,152)
Net income from financial instruments at fair value through profit or loss	20,078,197	8,625,394	4,425,101
Exchange rate differences on gold and foreign currency	(2,483,544)	330,812	325,848
NIFFI And Exchange Rate Differences	17,594,653	8,956,206	4,750,949
Net Financial Income	2,922,340	426,307	2,496,797
Services Fee Income	36,923	40,506	41,992
Services Fee Expenses	(48,859)	(85,134)	(44,019)
Net Service Fee Income	(11,936)	(44,628)	(2,027)
Subtotal	2,910,404	381,679	2,494,770
Result from exposure to changes in the purchasing power of money	(393,524)	(1,562,400)	(469,255)
Other operating income	343,425	117,166	145,679
Loan loss provisions	24,645	(24,995)	(10,574)
Net operating income	2,884,950	(1,088,550)	2,160,620
Personnel expenses	(650,090)	(543,288)	(610,812)
Administration expenses	(310,553)	(283,864)	(323,670)
Depreciations and impairment non-financial assets	(71,296)	(28,250)	(152,759)
Other operating expenses	(510,621)	(439,465)	(351,944)
Operating (loss) / income	1,342,390	(2,383,417)	721,435
Result before taxes	1,342,390	(2,383,417)	721,435
Income tax	17,516	(138,783)	(583,091)
Net (loss) / income	1,359,906	(2,522,200)	138,344
Net (loss) / income for the year attributable to owners of the parent company	1,359,906	(2,522,200)	138,344
Other comprehensive (loss) / income	(65,995)	186,199	2,889
Other comprehensive (loss) / income attributable to owners of the parent company	(65,995)	186,199	2,889
Comprehensive (loss) / income for the year	1,293,911	(2,336,001)	141,233
Comprehensive (loss) / income attributable to owners of the parent company	1,293,911	(2,336,001)	141,233
Consumer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	321,145	94,475	165,664
Debt securities at fair value through profit or loss	92,762		172,260
Loans and other financing	5,036,973	9,862,852	15,113,729
Other Assets	2,975,202	2,669,278	3,251,455
TOTAL ASSETS	8,426,082	12,626,605	18,703,108
Deposits	1,634,091	2,565,917	1,600,834
Financing received from the Argentine Central Bank and others	949,764	3,911,307	439,402
Negotiable obligations		2,005,981	4,341,420
Other liabilities	3,194,412	2,654,830	9,535,194
TOTAL LIABILITIES	5,778,267	11,138,035	15,916,850
Interest income	5,020,100	8,099,756	8,389,548
Interest Expense	(3,140,068)	(2,996,575)	(2,648,088)
Net interest income	1,880,032	5,103,181	5,741,460
Net income from financial instruments at fair value through profit or loss	243,387	(899,758)	(634,803)
Exchange rate differences on gold and foreign currency	8,202	6,847	8,356
NIFFI And Exchange Rate Differences	251,589	(892,911)	(626,447)
Net Financial Income	2,131,621	4,210,270	5,115,013
Services Fee Income	1,787,165	2,215,442	1,721,223
Services Fee Expenses	(653,485)	(758,049)	(178,106)
Net Service Fee Income	1,133,680	1,457,393	1,543,117
Subtotal	3,265,301	5,667,663	6,658,130
Result from exposure to changes in the purchasing power of money	(838,689)	(885,652)	(264,439)
Other operating income	417,651	812,447	1,378,346
Loan loss provisions	(1,292,881)	(3,934,373)	(3,576,034)
Net operating income	1,551,382	1,660,085	4,196,003
Personnel expenses	(1,278,332)	(1,791,966)	(1,887,567)
Administration expenses	(1,169,952)	(1,436,941)	(1,717,251)
Depreciations and impairment non-financial assets	(100,299)	(70,023)	(76,898)
Other operating expenses	(635,888)	(963,097)	(964,378)
Operating (loss) / income	(1,633,089)	(2,601,942)	(450,091)
Income from associates and joint ventures	3,357	(6,881)	10,411
Result before taxes	(1,629,732)	(2,608,823)	(439,680)
Income tax	541,324	361,888	(398,280)
Net (loss) / income	(1,088,408)	(2,246,935)	(837,960)
Net (loss) / income for the year attributable to owners of the parent company	(1,088,408)	(2,246,935)	(837,960)
Other comprehensive (loss) / income		318	(111)
Other comprehensive (loss) / income attributable to owners of the parent company		318	(111)
Comprehensive (loss) / income for the year	(1,088,408)	(2,246,617)	(838,071)
Comprehensive (loss) / income attributable to owners of the parent company	(1,088,408)	(2,246,617)	(838,071)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	3,385	4,823	6,841
Debt securities at fair value through profit or loss		153,895
Loans and other financing	453,978	706,712	216,278
Other Assets	1,091,343	573,006	1,155,018
TOTAL ASSETS	1,548,706	1,438,436	1,378,137
Other liabilities	757,986	595,742	554,777
TOTAL LIABILITIES	757,986	595,742	554,777
Interest income		60,224
Net interest income		60,224
Net income from financial instruments at fair value through profit or loss	386,589	265,112	235,516
Exchange rate differences on gold and foreign currency	1,233	(8)
NIFFI And Exchange Rate Differences	387,822	265,104	235,516
Net Financial Income	387,822	325,328	235,516
Income from insurance activities	1,195,580	1,025,991	983,795
Net Service Fee Income	1,195,580	1,025,991	983,795
Subtotal	1,583,402	1,351,319	1,219,311
Result from exposure to changes in the purchasing power of money	(884,821)	(399,486)	(217,545)
Other operating income	7,485	6,636	4,890
Net operating income	706,066	958,469	1,006,656
Personnel expenses	(187,524)	(171,808)	(169,025)
Administration expenses	(263,978)	(233,661)	(214,828)
Depreciations and impairment non-financial assets	(9,366)	(7,522)	(7,024)
Other operating expenses	(1,229)	(1,021)	(2,598)
Operating (loss) / income	243,969	544,457	613,181
Result before taxes	243,969	544,457	613,181
Income tax	(221,592)	(236,071)	(244,960)
Net (loss) / income	22,377	308,386	368,221
Net (loss) / income for the year attributable to owners of the parent company	22,377	308,386	368,221
Other comprehensive (loss) / income	81,366	(1,658)	57,915
Other comprehensive (loss) / income attributable to owners of the parent company	81,366	(1,658)	57,915
Comprehensive (loss) / income for the year	103,743	306,728	426,136
Comprehensive (loss) / income attributable to owners of the parent company	103,743	306,728	426,136
Adm. MF and other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	2,420,972	895,461	541
Debt securities at fair value through profit or loss	163,433	108,889
Loans and other financing	30,746	926,389	39,326
Other Assets	538,602	970,498	435,670
TOTAL ASSETS	3,153,753	2,901,237	475,537
Financing received from the Argentine Central Bank and others	46,020	283,892
Negotiable obligations	15,558	78,633
Other liabilities	2,583,709	1,735,797	203,894
TOTAL LIABILITIES	2,645,287	2,098,322	203,894
Interest income	223,067	457,730
Interest Expense	(133,753)	(348,189)	(29)
Net interest income	89,314	109,541	(29)
Net income from financial instruments at fair value through profit or loss	97,619	84,746	64,910
Exchange rate differences on gold and foreign currency	21,725	35,431	1,831
NIFFI And Exchange Rate Differences	119,344	120,177	66,741
Net Financial Income	208,658	229,718	66,712
Services Fee Income	637,936	677,975	513,216
Services Fee Expenses	(30,416)	(32,149)
Net Service Fee Income	607,520	645,826	513,216
Subtotal	816,178	875,544	579,928
Result from exposure to changes in the purchasing power of money	(349,376)	(186,231)	(40,496)
Other operating income	155,955	141,375	(3,770)
Loan loss provisions	37,720	(117,924)
Net operating income	660,477	712,764	535,662
Personnel expenses	(304,708)	(294,857)	(93,129)
Administration expenses	(265,146)	(300,768)	(24,521)
Depreciations and impairment non-financial assets	(6,621)	(2,615)	(266)
Other operating expenses	(99,533)	(82,067)	(20,783)
Operating (loss) / income	(15,531)	32,457	396,963
Result before taxes	(15,531)	32,457	396,963
Income tax	(86,158)	(58,690)	(150,825)
Net (loss) / income	(101,689)	(26,233)	246,138
Net (loss) / income for the year attributable to owners of the parent company	(101,689)	(26,233)	246,138
Comprehensive (loss) / income for the year	(101,689)	(26,233)	246,138
Comprehensive (loss) / income attributable to owners of the parent company	$ (101,689)	$ (26,233)	$ 246,138